THE HARTFORD CAPITAL APPRECIATION II FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION II FUND
THE HARTFORD CAPITAL APPRECIATION II FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks growth of capital.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 27 of the Fund’s prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	25.00%	none	none
Other expenses		0.26%	0.36%	0.22%	0.20%	0.29%	0.22%	0.19%	0.07%
Total annual fund operating expenses		1.41%	2.26%	2.12%	1.10%	1.69%	1.37%	1.09%	0.97%
Fee waiver and/or expense reimbursement	[1]	0.16%	0.26%	0.12%	0.10%	0.34%	0.32%	0.14%	0.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.25%	2.00%	2.00%	1.00%	1.35%	1.05%	0.95%	0.90%
[1]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.35% (Class R3), 1.05% (Class R4), 0.95% (Class R5) and 0.90% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	670	957	1,264	2,135
Class B	703	981	1,386	2,361
Class C	303	652	1,128	2,442
Class I	102	340	597	1,331
Class R3	137	499	886	1,969
Class R4	107	402	719	1,618
Class R5	97	333	587	1,316
Class Y	92	302	529	1,183

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	670	957	1,264	2,135
Class B	203	681	1,186	2,361
Class C	203	652	1,128	2,442
Class I	102	340	597	1,331
Class R3	137	499	886	1,969
Class R4	107	402	719	1,618
Class R5	97	333	587	1,316
Class Y	92	302	529	1,183

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks its goal by normally investing at least 65% of its net assets in common stocks of small, medium and large companies.  The Fund may also invest up to 35% of its net assets in equity securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The Fund may trade securities actively.  The sub-adviser, Wellington Management Company, LLP (“Wellington Management”), utilizes fundamental analysis to select stocks on the basis of potential for capital appreciation.

The Fund employs a multiple portfolio manager structure and is organized into three broad strategies: Opportunistic Growth, Opportunistic Value, and Broad/Special Opportunities.  Each strategy includes one or more specific portfolio management approaches.  The sub-adviser is responsible for allocating assets among the broad strategies and making decisions as to which portfolio management approaches are incorporated into each broad strategy. The Fund seeks to obtain its objective by combining these different strategies into a single fund.  Each approach is focused on total return or growth of capital and is managed according to a distinct investment process to identify securities for purchase or sale.  Together the strategies represent an opportunistic, flexible and diversified Fund profile representing a wide range of investment philosophies, companies, industries and market capitalizations.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Asset Allocation Risk — The risk that if the Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Active Trading Risk - Active trading could increase the Fund’s transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Mid Cap and Small Cap Stock Risk -  Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies.  Many of these companies are young and have limited operating or business history.  These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund’s Class A shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 20.20% (2nd quarter, 2009) Lowest -22.59% (4th quarter, 2008)
AVERAGE ANNUAL RETURNS.

The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2012 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	12.13%	(1.25%)	5.88%	Apr. 29, 2005
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	11.99%	(1.28%)	5.39%	Apr. 29, 2005
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	7.89%	(1.08%)	4.85%	Apr. 29, 2005
Class B	Class B Return Before Taxes	12.71%	(1.33%)	5.81%	Apr. 29, 2005
Class C	Class C Return Before Taxes	16.77%	(0.86%)	5.90%	Apr. 29, 2005
Class I	Class I Return Before Taxes	18.94%	0.19%	6.94%	Apr. 29, 2005
Class R3	Class R3 Return Before Taxes	18.53%	(0.39%)	6.50%	Apr. 29, 2005
Class R4	Class R4 Return Before Taxes	18.86%	(0.07%)	6.79%	Apr. 29, 2005
Class R5	Class R5 Return Before Taxes	19.02%	0.18%	7.00%	Apr. 29, 2005
Class Y	Class Y Return Before Taxes	19.10%	0.32%	7.11%	Apr. 29, 2005
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	5.37%	Apr. 29, 2005